COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Guarantees
Financial, labor-related, tax and rental transactions	$ 156,579	$ 166,036
Contractual Obligations	165,624	154,239
Other	30	25
Guarantees and commitments to third parties	$ 322,233	$ 320,300